Derivative Financial Instruments - Warrants Liability (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended					0 Months Ended		12 Months Ended				2 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended								3 Months Ended
	Feb. 21, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012 warrantholder	Jul. 31, 2011	May 31, 2011 May 2011 Offering [Member]	Sep. 11, 2012 September 2012 Offering [Member]	Nov. 08, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2012 Private Transaction with Nineteen Warrant Holders [Member]	Dec. 31, 2012 Private Transaction with Nineteen Warrant Holders [Member]	Feb. 04, 2013 Private Transaction with a Warrant Holder [Member]	Mar. 31, 2014 Private Transaction with a Warrant Holder [Member]	Dec. 31, 2013 Private Transaction with a Warrant Holder [Member]	Feb. 21, 2014 Warrants - $0.35 excise price [Member]	Feb. 21, 2014 Warrants - $0.35 excise price [Member] Private Placement Agent [Member]	Aug. 15, 2013 Warrants - $0.25 exercise price [Member]	Sep. 23, 2013 Warrants - $0.25 exercise price [Member]	Sep. 23, 2013 Warrants - $0.50 exercise price [Member]	Feb. 21, 2014 Warrants - $0.50 exercise price [Member]	Feb. 21, 2014 Warrants - $0.50 exercise price [Member] Private Placement Agent [Member]	Mar. 31, 2014 2014 Activity [Member] Warrant [Member]	Feb. 21, 2014 2014 Activity [Member] Warrant [Member]	Mar. 31, 2014 2013 Activity [Member] Warrant [Member]	Sep. 23, 2013 2013 Activity [Member] Warrant [Member]	Mar. 31, 2014 2012 Activity [Member] Warrant [Member]	Mar. 31, 2014 2011 Activity [Member] Warrant [Member]	Mar. 31, 2013 2011 Activity [Member] Warrant [Member]	Mar. 31, 2014 2011 Activity [Member] Warrant [Member] May 2011 Offering [Member]
Derivative [Line Items]
Class of warrant or right, expiration period	5 years																					5 years	5 years	5 years
Common shares linked to derivative warrants (shares)							250	153,882			14,360,276	128,350	50,147,026	154,132
Issuance of warrants, public offering (shares)									110,000																						110,000	250		13,554
Derivative Liability, Fair Value, Gross Liability																															$ 8,470	$ 0
Class of warrant or right, number of warrant holders						19
Conversion of notes payable into common stock (shares)				6,903,872	2,069,439										123,052		5,001
Loss on exchange of warrants and debt		0	732	94,214	802,123											802,123		732	732
Class of warrant or right, number of securities called by warrants or rights (shares)																				17,142,864	750,511		7,118,236	7,118,236	17,142,864	750,511
Class of warrant or right, exercise price of warrants or rights (per share)																				0.35	0.35		0.25	0.50	0.50	0.50
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares										174,732
Fair Value of Warrants Issued to Investors in Private Placement 1																											10,020,290	12,382,216	4,050,800	2,344,899
Fair value of warrants issued to investors in private placement (shares)											2,344,899
Change in fair value of derivative											$ 514,704	$ 779,083																				$ 135,601	$ (7,480)